STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY
In connection with our formation in 2013, the stockholders entered into an Investor Rights Agreement. In connection with the completion of our IPO, we entered into the Amended and Restated Investors Rights Agreement with certain of our existing stockholders, including the Founder Holders and the Freidman Fleisher & Lowe Capital Partners II, L.P. (and its affiliated funds, the “FFL Funds”), whom we collectively refer to as the "principal holders." Pursuant to this Amended and Restated Investors Rights Agreement, we agreed to register the sale of shares of our common stock held by the principal holders under certain circumstances.

On December 6, 2017 we effected a 36-for-1 split of our common stock, and on December 11, 2017, we increased the authorized number of shares of our common stock to 250,000,000, consisting of 225,000,000 shares of common stock, with a par value of $0.001 per share and 25,000,000 shares of preferred stock, with a par value of $0.001 per share. All share and per share data have been retroactively adjusted for all periods presented to reflect the stock split as if the stock split had occurred at the beginning of the earliest period presented.

We completed our IPO of 6,666,667 shares of common stock on December 11, 2017, at a price of $14.00 per share, which provided net proceeds of $81.1 million. On December 7, 2017, our stock began trading on the New York Stock Exchange ("NYSE") under the symbol "CURO." On January 5, 2018, the underwriters exercised their option to purchase additional shares at the IPO price, less the underwriting discount, which provided additional proceeds of $13.1 million.

On March 7, 2018, we used a portion of the IPO net proceeds to redeem $77.5 million of the 12.00% Senior Secured Notes due 2022, together with related fees, expenses, premiums and accrued interest.

In February 2017, CFTC paid us a $130.1 million dividend to fund the redemption of the 12.00% Senior Cash Pay Notes. We paid dividends to our stockholders of $28.0 million in May 2017, $8.5 million in August 2017 and $5.5 million in October 2017. In connection with the issuance of $135.0 million of additional 12.00% Senior Secured Notes on November 2, 2017, CFTC paid a cash dividend in the amount of $140.0 million to us, and we declared a dividend of $140.0 million, which was paid to our stockholders on November 2, 2017.